[SEI INVESTMENTS LOGO OMITTED]


                          Semi-Annual Report as of December 31, 2001 (Unaudited)

                                                          SEI Liquid Asset Trust

                                                        Treasury Securities Fund

                                                      Government Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS

------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                   5
------------------------------------------------------------
Statements of Changes in Net Assets                        6
------------------------------------------------------------
Financial Highlights                                       7
------------------------------------------------------------
Notes to Financial Statements                              8
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Treasury Securities Fund

------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.8%
   U.S. Treasury Bills
     2.340%, 01/03/02                $10,000        $  9,999
     2.150%, 01/24/02                 10,000           9,986
     1.960%, 02/07/02                  7,000           6,986
     1.830%, 02/14/02                  5,000           4,989
     1.710%, 03/07/02                 25,000          24,923
     1.730%, 03/21/02                 10,000           9,962
     1.760%, 06/20/02                 13,000          12,892
     1.830%, 06/27/02                  7,000           6,937
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $86,674)                                     86,674
                                                    --------

REPURCHASE AGREEMENTS -- 31.4%
   Credit Suisse First Boston (A)
     1.750%, dated 12/31/01, matures
     01/02/02 repurchase price
     $21,002,042 (collateralized by U.S.
     Treasury Obligation, par value
     $20,440,000, 6.125%, 08/31/02;
     with total market value
     $21,424,026)                     21,000          21,000
   UBS Warburg Dillion (A)
     1.700%, dated 12/31/01, matures
     01/02/02, repurchase price
     $18,601,757 (collateralized by U.S.
     Treasury Obligation, par value
     $19,145,000, 0.00%, 06/27/02;
     with total market value
     $18,973,652)                     18,600          18,600
                                                    --------
Total Repurchase Agreements
   (Cost $39,600)                                     39,600
                                                    --------
Total Investments -- 100.2%
   (Cost $126,274)                                   126,274
                                                    --------
Other Assets and Liabilities, Net -- (0.2)%             (248)
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 126,001,698 outstanding shares of
   beneficial interest                               126,002
Undistributed net investment income                       85
Accumulated net realized loss on investments             (61)
                                                    --------
Total Net Assets -- 100.0%                          $126,026
                                                    ========
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                    ========
(A) Tri-party repurchase agreement.
The accompanying notes are an integral part of the financial statements.


SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001                1

Statement of Net Assets (Unaudited)

Government Securities Fund

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 3.7%
   U.S. Treasury Bills
     1.960%, 01/31/02                $ 3,000         $ 2,995
                                                     -------
Total U.S. Treasury Obligation
   (Cost $2,995)                                       2,995
                                                     -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 78.1%
   FHLB
     1.720%, 03/06/02                  8,000           7,976
   FHLMC
     2.110%, 01/24/02                  5,742           5,734
     2.020%, 01/31/02                  3,000           2,995
     1.970%, 02/22/02                  1,400           1,396
     2.020%, 02/28/02                  5,000           4,984
     1.970%, 02/28/02                  2,818           2,809
     1.810%, 03/07/02                  5,000           4,984
     1.700%, 03/20/02                  3,500           3,487
     1.780%, 03/27/02                  1,300           1,295
   FNMA
     2.250%, 01/17/02                  4,000           3,996
     2.190%, 01/24/02                  2,000           1,997
     1.950%, 02/25/02                  8,795           8,768
     1.780%, 03/14/02                  4,000           3,986
     1.680%, 03/15/02                  2,000           1,993
     1.740%, 03/21/02                  5,000           4,981
     2.160%, 04/18/02                  2,000           1,987
                                                     -------
Total U.S. Government Agency Obligations
   (Cost $63,368)                                     63,368
                                                     -------

REPURCHASE AGREEMENTS -- 18.3%
   Credit Suisse First Boston (A)
     1.800%, dated 12/31/01, matures
     01/02/02, repurchase price
     $11,704,132 (collateralized by various
     U.S. Government Obligations, ranging in
     par value $1,890,000 -$10,120,000,
     4.875%-5.650%, 07/02/04-10/17/11;
     with total market value
     $11,938,214)                     11,700          11,700
   Goldman Sachs Group (A)
     1.800%, dated 12/31/01, matures
     01/02/02, repurchase price
     $3,100,310 (collateralized by
     U.S. Government Obligation,
     par value $3,240,308, 5.500%,
     02/01/16; with total market
     value $3,162,001)                 3,100           3,100
                                                     -------
Total Repurchase Agreements
   (Cost $14,800)                                     14,800
                                                     -------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $81,163)                                    $81,163
                                                     -------
Other Assets and Liabilities, Net -- (0.1)%              (70)
                                                     -------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 81,111,158 outstanding shares of
   beneficial interest                                81,111
Accumulated net realized loss on investments             (18)
                                                     -------
Total Net Assets -- 100.0%                           $81,093
                                                     =======
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                     =======

(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.


2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001

Prime Obligation Fund

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.7%
   FHLB
     2.160%, 04/19/02               $ 10,000      $    9,935
   FHLMC
     2.190%, 01/24/02                 40,000          39,944
     2.185%, 01/24/02                 20,000          19,972
     2.190%, 01/31/02                 12,924          12,901
     2.020%, 02/21/02                 30,000          29,914
     2.020%, 02/28/02                 30,000          29,902
   FNMA
     2.250%, 01/17/02                 20,000          19,980
     2.020%, 01/31/02                 40,000          39,933
     1.990%, 02/21/02                 50,000          49,859
     1.820%, 02/21/02                 20,000          19,949
     1.830%, 02/28/02                  4,269           4,256
     1.820%, 02/28/02                 30,000          29,912
     6.230%, 03/01/02                 10,000          10,066
     1.800%, 03/07/02                 18,692          18,631
     5.375%, 03/15/02                 10,000          10,043
     2.160%, 04/18/02                 40,000          39,743
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $384,940)                                   384,940
                                                  ----------

COMMERCIAL PAPER -- 32.4%
DRUGS -- 2.0%
   Merck & Company
     1.850%, 03/27/02                 12,000          11,948
   Pfizer Incorporated
     2.000%, 02/27/02                 10,000           9,968
                                                  ----------
                                                      21,916
                                                  ----------
FINANCIAL SERVICES -- 13.6%
   Ciesco LP
     2.000%, 01/17/02                 20,000          19,982
   Delaware Funding Corporation
     1.980%, 01/17/02                 20,000          19,982
   Fleet Funding Corporation
     1.980%, 01/18/02                 15,332          15,318
   Galaxy Funding
     2.000%, 01/14/02                 15,000          14,989
   General Electric Capital
     Corporation
     2.050%, 02/25/02                  7,000           6,978
     1.800%, 03/27/02                 30,000          29,873
   National Rural Utilities
     2.050%, 01/18/02                 10,000           9,990
   New York Life Capital
     Corporation
     1.760%, 02/26/02                 33,296          33,205
                                                  ----------
                                                     150,317
                                                  ----------

------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 4.9%
   Goldman Sachs Group LP
     1.850%, 02/13/02               $ 30,000      $   29,934
   Morgan Stanley Dean Witter
     2.030%, 01/22/02                 25,000          24,970
                                                  ----------
                                                      54,904
                                                  ----------
PRINTING & PUBLISHING -- 1.1%
   Gannett Corporation
     1.870%, 01/23/02                 11,900          11,887
                                                  ----------
SPECIAL PURPOSE ENTITY -- 10.8%
   Edison Asset Securitization
     2.070%, 01/28/02                 20,000          19,969
   Falcon Asset Securitization
     Corporation
     1.990%, 01/25/02                 20,000          19,973
   Park Avenue Receivable
     2.060%, 01/18/02                 15,218          15,203
     1.900%, 01/23/02                  5,000           4,994
   Private Export Funding
     2.090%, 01/22/02                 20,000          19,976
   Variable Funding Capital
     1.910%, 01/17/02                 20,000          19,983
   Windmill Funding Corporation
     1.760%, 02/07/02                 20,000          19,964
                                                  ----------
                                                     120,062
                                                  ----------
Total Commercial Paper
   (Cost $359,086)                                   359,086
                                                  ----------

CERTIFICATES OF DEPOSIT -- 12.5%
   American Express
     1.830%, 02/20/02                 33,000          33,000
   Citigroup
     1.900%, 02/15/02                 15,000          15,000
   JP Morgan Chase & Company
     1.750%, 03/13/02                 30,000          30,000
   LaSalle Bank Northern
     2.100%, 01/30/02                 12,000          12,000
     2.070%, 02/04/02                 18,000          18,000
   Wilmington Trust
     2.000%, 02/19/02                 15,000          15,000
     1.830%, 02/28/02                 16,000          16,000
                                                  ----------
Total Certificates of Deposit
   (Cost $139,000)                                   139,000
                                                  ----------


SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001                3

STATEMENT OF NET ASSETS (Unaudited)

Prime Obligation Fund (Concluded)


------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 5.9%
   AllState Corporation (A)
     1.960%, 03/15/02               $ 20,000      $   20,000
   Metropolitan Life Insurance
     Company (A)
     2.310%, 02/01/02                 25,000          25,000
   Travelers Insurance
     Corporation (A)
     2.051%, 02/28/02                 20,000          20,000
                                                  ----------
Total Insurance Funding Agreements
   (Cost $65,000)                                     65,000
                                                  ----------

REPURCHASE AGREEMENTS -- 14.6%
   Credit Suisse First Boston (B)
     1.800%, dated 12/31/01, matures
     01/02/02, repurchase price
     $120,612,060 (collateralized by
     various U.S. Government Obligation,
     par value ranging from $9,105,000-
     $25,000,000, 2.640%-5.650%,
     05/15/02-09/08/15; with total
     market value $123,017,034)      120,600         120,600
   Goldman Sachs Group (B)
     1.800%, dated 12/31/01, matures
     01/02/02, repurchase price
     $40,004,080 (collateralized by U.S.
     Government Obligation, par value
     $97,047,059, 5.500%, 12/01/16;
     with total market value
     $41,616,000)                     40,800          40,800
                                                  ----------
Total Repurchase Agreements
   (Cost $161,400)                                   161,400
                                                  ----------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $1,109,426)                              $1,109,426
                                                  ----------
Other Assets and Liabilities, Net -- (0.1)%           (1,343)
                                                  ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,108,056,771 outstanding shares of
   beneficial interest                             1,108,056
Accumulated net realized gain on investments              27
                                                  ----------
Total Net Assets -- 100.0%                        $1,108,083
                                                  ==========
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                 ===========

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2001. The date shown is the earlier of the reset date or demand date.
(B) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership
The accompanying notes are an integral part of the financial statements.

4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001

Statements of Operations ($ Thousands)

For the six month period ended December 31, 2001 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                    $2,443                        $1,036                        $15,837
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                       344                           143                          2,170
   Investment Advisory Fees                               34                            14                            217
   Shareholder Servicing Fees -- Class A                 205                            85                          1,292
   Custodian/Wire Agent Fees                               8                             3                             52
   Printing Fees                                           8                             4                             68
   Professional Fees                                       4                             2                             29
   Trustee Fees                                            1                             1                              9
   Other Expenses                                          9                             2                             48
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        613                           254                          3,885
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                                       (24)                          (10)                          (168)
   Investment Advisory Fees                              (24)                          (10)                          (152)
   Shareholder Servicing Fees -- Class A                (205)                          (85)                        (1,292)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          360                           149                          2,273
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  2,083                           887                         13,564
====================================================================================================================================
   Net Realized Gain (Loss) on investments                 8                            (4)                            (4)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $2,091                        $  883                        $13,560
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001                5


Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2001 (Unaudited) and the year ended
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                               TREASURY SECURITIES       GOVERNMENT SECURITIES             PRIME OBLIGATION
                                                              FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            7/1/01 to  07/1/00  to      7/1/01 to  07/1/00  to      7/1/01 to    07/1/00  to
                                             12/31/01     06/30/01       12/31/01     06/30/01       12/31/01       06/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $    2,083    $  18,641         $  887     $  3,963    $    13,564    $   79,631
   Net Realized Gain (Loss) on investments          8          162             (4)          (5)            (4)           36
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets from Operations                 2,091       18,803            883        3,958         13,560        79,667
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                   (2,092)     (18,645)          (888)      (3,965)       (13,560)      (79,635)
     Class D (1):                                  --           (8)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                 (2,092)     (18,653)          (888)      (3,965)       (13,560)      (79,635)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued              401,765    2,303,349        168,818      395,041      3,570,399     9,944,778
     Reinvestment of Distributions                219          839            201          770         11,493        42,948
     Cost of Shares Redeemed                 (421,918)  (2,561,359)      (156,222)    (391,346)    (3,457,169)  (10,608,456)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                (19,934)    (257,171)        12,797        4,465        124,723      (620,730)
------------------------------------------------------------------------------------------------------------------------------------
   Class D (1):
     Proceeds from Shares Issued                   --          226             --           --             --            --
     Reinvestment of Distributions                 --            8             --           --             --            --
     Cost of Shares Redeemed                       --         (467)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                     --         (233)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (19,934)    (257,404)        12,797        4,465        124,723      (620,730)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      (19,935)    (257,254)        12,792        4,458        124,723      (620,698)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        145,961      403,215         68,301       63,843        983,360     1,604,058
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $  126,026   $  145,961     $   81,093    $  68,301    $ 1,108,083  $    983,360
------------------------------------------------------------------------------------------------------------------------------------

(1) Treasury Securities Fund Class D Shares were fully liquidated February 11, 2001.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

6               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001

Financial Highlights

For the six month period ended December 31, (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and                 Distributions
               Net Asset               Unrealized  Distributions           from                                      Ratio of
                  Value,        Net         Gains       from Net       Realized  Net Asset              Net Assets   Expenses
               Beginning Investment      (Losses)     Investment        Capital Value, End    Total  End of Period to Average
               of Period     Income on Securities         Income          Gains  of Period   Return+  ($Thousands) Net Assets
-----------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2001*           $1.00      $0.01            --          (0.01)            --      $1.00     1.28%    $  126,026       0.44%
   2001             1.00       0.05            --          (0.05)            --       1.00     5.55        145,961       0.44
   2000             1.00       0.05            --          (0.05)            --       1.00     5.24        402,982       0.44
   1999             1.00       0.05            --          (0.05)            --       1.00     4.72        565,897       0.44
   1998             1.00       0.05            --          (0.05)            --       1.00     5.29        603,783       0.44
   1997             1.00       0.05            --          (0.05)            --       1.00     5.10        706,232       0.44
GOVERNMENT SECURITIES FUND
   CLASS A:
   2001*           $1.00      $0.01            --          (0.01)            --      $1.00     1.35%    $   81,093       0.44%
   2001             1.00       0.06            --          (0.06)            --       1.00     5.73         68,301       0.44
   2000             1.00       0.05            --          (0.05)            --       1.00     5.37         63,843       0.44
   1999             1.00       0.05            --          (0.05)            --       1.00     4.74        108,468       0.44
   1998             1.00       0.05            --          (0.05)            --       1.00     5.21        105,201       0.44
   1997             1.00       0.05            --          (0.05)            --       1.00     5.09        148,606       0.44
PRIME OBLIGATION FUND
   CLASS A:
   2001*           $1.00      $0.01            --          (0.01)            --      $1.00     1.35%    $1,108,083       0.44%
   2001             1.00       0.06            --          (0.06)            --       1.00     5.75        983,360       0.44
   2000             1.00       0.05            --          (0.05)            --       1.00     5.55      1,604,058       0.44
   1999             1.00       0.05            --          (0.05)            --       1.00     4.97      1,335,301       0.44
   1998             1.00       0.05            --          (0.05)            --       1.00     5.40        947,154       0.44
   1997             1.00       0.05            --          (0.05)            --       1.00     5.20        823,270       0.44



----------------------------------------------------
                                        Ratio of Net
                              Ratio of    Investment
              Ratio of Net    Expenses        Income
                Investment  to Average    to Average
                    Income  Net Assets    Net Assets
                to Average  (Excluding    (Excluding
                Net Assets    Waivers)      Waivers)
----------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2001*              2.54%       0.75%         2.23%
   2001               5.58        0.74          5.28
   2000               5.03        0.73          4.74
   1999               4.62        0.73          4.33
   1998               5.17        0.73          4.88
   1997               4.98        0.74          4.68
GOVERNMENT SECURITIES FUND
   CLASS A:
   2001*              2.60%       0.75%         2.29%
   2001               5.61        0.73          5.32
   2000               5.18        0.73          4.89
   1999               4.66        0.73          4.37
   1998               5.10        0.73          4.81
   1997               4.98        0.71          4.71
PRIME OBLIGATION FUND
   CLASS A:
   2001*              2.62%       0.75%         2.31%
   2001               5.73        0.74          5.43
   2000               5.41        0.73          5.12
   1999               4.84        0.73          4.55
   1998               5.27        0.73          4.98
   1997               5.08        0.74          4.78

* All ratios for the six month period ended December 31, 2001 (Unaudited) have been annualized.
+ Total return is for the period indicated and has not been annualized.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001    7

Notes to Financial Statements (Unaudited)


1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. In the fiscal period ending December 31, 2001, no shares of the Institutional Cash Fund were sold. As of December 31, 2001 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.

USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.



8               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001

OTHER -- Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

ACCOUNTING STANDARDS ADOPTED -- The Fund's implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations on financial condition of the Funds upon adoption of the provisions of the guide.


3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.

First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.


4. INVESTMENT ADVISORY
Wellington Management Company, LLP serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to ..075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.


5. CAPITAL LOSS CARRYFORWARDS
At June 30, 2001, the Funds had capital loss carryforwards, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities Fund:                            $69,424 expiring in 2006

Government Securities Fund:                           10,773 expiring in 2009

                                                       3,215 expiring in 2008

During the fiscal year ended June 30, 2001, the following Funds have utilized capital loss carryforwards:

                                           CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------

Treasury Securities Fund                                             $160,548
Prime Obligation Fund                                                   5,373


SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2001               9

Notes

Notes

Notes

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2001

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER

Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[SEI INVESTMENTS LOGO OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-103 (12/01)